Short-term investments and long-term investments (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of short-term investments and long-term investment classified by security type

Short-term investments classified by security type consisted of the following:

As of December 31, 2025
Security type	Classification	Adjusted cost / carrying amount	Unrealized gains/(losses)	Short-term	Long-term
		(RMB in thousands)
Time deposits (Note a)	Held-to-maturity	21,100	—	21,100	—
Structured deposits (Note b)	Held-to-maturity	239,330	—	239,330	—
Government securities	Trading	7,022	79	7,101	—
Total investments		267,452	79	267,531	—

As of June 30, 2026
Security type	Classification	Adjusted cost / carrying amount	Unrealized gains/(losses)	Short-term	Long-term
		(RMB in thousands)
Time deposits (Note a)	Held-to-maturity	21,368	—	21,368	—
Structured deposits (Note b)	Held-to-maturity	125,836	—	125,836	—
Government securities	Trading	2,022	2	2,024	—
Fund investments (Note c)	Equity securities	5,000	181	5,181	—
Total investments		154,226	183	154,409	—